UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

 1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

623-266-4567

Date of fiscal year end:

8/31

Date of reporting period:  11/30/13

Item 1.  Schedule of Investments.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO
November 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCK - 100.0%
	AIRLINES - 6.0%
22,700	Delta Air Lines, Inc.	$ 657,846
32,450	US Airways Group, Inc. * +	761,926
		1,419,772
	BANKS - 6.6%
9,850	Capital One Financial Corp.	705,556
15,000	JPMorgan Chase & Co.	858,300
		1,563,856
	CHEMICALS - 3.7%
11,950	FMC Corp.	870,677

	COMMERCIAL SERVICES - 6.7%
18,150	ADT Corp,	736,164
34,800	Hertz Global Holdings, Inc. *	844,248
		1,580,412
	COMPUTERS - 1.9%
18,900	EMC Corp.	450,765

	DIVERSIFIED FINANCIAL SERVICES - 2.8%
24,800	SLM Corp.	660,920

	ENGINEERING & CONSTRUCTION - 1.7%
5,300	Chicago Bridge & Iron Co. NV	406,404

	ENTERTAINMENT - 2.4%
12,300	Gaming and Leisure Properties, Inc. *	567,276

	FOREST PRODUCTS & PAPER - 2.8%
14,350	International Paper Co.	669,427

	INSURANCE - 11.4%
16,300	MetLife, Inc.	850,697
11,300	Prudential Financial, Inc.	1,002,988
11,250	Reinsurance Group of America, Inc.	843,525
		2,697,210
	INTERNET - 6.7%
19,500	eBay, Inc. *	985,140
3,700	Equinix, Inc. *	594,590
		1,579,730
	MACHINERY-DIVERSIFIED - 2.0%
6,500	Flowserve Corp.	463,970

	MEDIA - 7.1%
27,700	Sinclair Broadcast Group, Inc.	909,114
10,300	Tribune Co. *	767,350
		1,676,464
	OIL & GAS - 2.6%
6,400	Occidental Petroleum Corp.	607,744

	OIL & GAS SERVICES - 6.8%
14,200	Cameron International Corp. *	786,538
9,350	Schlumberger Ltd.	826,727
		1,613,265
	PHARMACEUTICALS - 17.1%
5,400	Actavis, Inc. *	880,578
6,900	McKesson Corp.	1,144,641
19,650	Mylan, Inc. *	867,155
12,700	Sanofi - ADR	670,941
3,500	Shire PLC - ADR	475,335
		4,038,650
	PIPELINES - 2.1%
14,200	Williams Cos., Inc.	500,124

	REAL ESTATE - 2.6%
13,100	Realogy Holdings Corp. *	620,809

	RETAIL - 7.0%
14,100	CVS Caremark Corp.	944,136
18,100	Foot Locker, Inc.	703,909
		1,648,045

	TOTAL COMMON STOCK (Cost - $18,492,013)	23,635,520

	SHORT-TERM INVESTMENTS - 0.1%
28,752	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $28,752)	28,752

	COLLATERAL FOR SECURITIES LOANED - 3.3%
787,063	BNY Mellon Overnight Government Fund
	(Cost - $787,063)	787,063

	TOTAL INVESTMENTS - 103.4% (Cost - $19,307,828) (a)	$ 24,451,335

	OTHER ASSETS AND LIABILITIES - (3.4)%	(808,903)

	NET ASSETS - 100.0%	$ 23,642,432

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	ADR - American Depositary Receipt

	(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $19,369,836 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 5,160,422
	Unrealized depreciation	(78,923)
	Net unrealized appreciation	$ 5,081,499

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO
November 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCK - 99.0%
	BEVERAGES - 7.0%
17,452	Coca-Cola Co.	$ 701,396
371	Diageo PLC	47,366
13,273	Monster Beverage Corp. *	785,496
10,480	SABMiller PLC	544,855
		2,079,113
	BIOTECHNOLOGY - 2.6%
6,851	Amgen, Inc.	781,562

	COMMERCIAL SERVICES - 3.6%
6,960	Automatic Data Processing, Inc.	556,939
15,464	SEI Investments Co.	519,281
		1,076,220
	COSMETICS/PERSONAL CARE - 3.4%
11,840	Procter & Gamble Co.	997,165

	DIVERSIFIED FINANCIAL SERVICES - 11.6%
13,768	American Express Co.	1,181,294
9,377	Franklin Resources, Inc.	519,392
5,086	Greenhill & Co., Inc.	278,255
259	Legg Mason, Inc.	10,129
7,124	Visa Inc.	1,449,449
		3,438,519
	FOOD - 2.6%
52,315	Danone SA - ADR	765,368

	HEALTHCARE-PRODUCTS - 7.0%
10,332	Varian Medical Systems, Inc. *	806,413
13,893	Zimmer Holdings, Inc.	1,269,959
		2,076,372
	INTERNET - 19.1%
5,236	Amazon.com, Inc. *	2,060,994
29,258	Facebook, Inc. *	1,375,419
2,105	Google, Inc. *	2,230,437
		5,666,850
	MEDIA - 1.3%
3,273	FactSet Research Systems, Inc.	369,849

	OIL & GAS SERVICES - 1.0%
3,250	Schlumberger Ltd.	287,365

	PHARMACEUTICALS - 3.7%
12,084	Merck & Co., Inc.	602,146
6,172	Novartis AG	488,329
		1,090,475
	RETAIL - 4.7%
29,218	Lowe's Cos., Inc.	1,387,271

	SEMICONDUCTORS - 7.1%
4,199	Altera Corp.	135,418
3,262	Analog Devices, Inc.	157,294
10,019	ARM Holdings PLC - ADR +	499,948
17,874	QUALCOMM, Inc.	1,315,169
		2,107,829
	SOFTWARE - 10.9%
21,094	Autodesk, Inc. *	954,504
24,261	Microsoft Corp.	925,072
37,794	Oracle Corp.	1,333,750
		3,213,326
	TELECOMMUNICATIONS - 5.2%
72,474	Cisco Systems, Inc.	1,540,073

	TRANSPORTATION - 8.2%
27,217	Expeditors International of Washington, Inc.	1,182,306
12,075	United Parcel Service, Inc.	1,236,238
		2,418,544

	TOTAL COMMON STOCK (Cost - $21,451,861)	29,295,901

	SHORT-TERM INVESTMENTS - 0.9%
260,398	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $260,398)	260,398

	COLLATERAL FOR SECURITIES LOANED - 1.7%
500,859	BNY Mellon Overnight Government Fund
	(Cost - $500,859)	500,859

	TOTAL INVESTMENTS - 101.6% (Cost - $22,213,118) (a)	$ 30,057,158

	OTHER ASSETS AND LIABILITIES - (1.6) %	(460,438)

	TOTAL NET ASSETS - 100.0%	$ 29,596,720

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	ADR - American Depositary Receipt

	(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $22,395,999 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 7,961,858
	Unrealized depreciation	(300,699)
	Net unrealized appreciation	$ 7,661,159

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO
November 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCK - 99.3%
	AEROSPACE/DEFENSE - 1.3%
2,450	B/E Aerospace, Inc. *	$ 213,150

	AUTO MANUFACTURERS - 1.0%
3,975	Navistar International Corp. * +	159,755

	AUTO PARTS & EQUIPMENT - 2.4%
3,825	Delphi Automotive PLC	223,954
3,125	Tenneco, Inc. *	179,375
		403,329
	BANKS - 5.7%
4,500	CIT Group, Inc.	227,160
12,725	Fifth Third Bancorp	258,572
27,725	Huntington Bancshares, Inc.	254,516
21,200	Regions Financial Corp.	206,276
		946,524
	CHEMICALS - 4.0%
1,650	Airgas, Inc.	179,240
3,550	FMC Corp.	258,653
3,450	Rockwood Holdings, Inc.	236,187
		674,080
	COMMERCIAL SERVICES - 9.9%
4,450	Global Payments, Inc.	280,573
13,475	Hertz Global Holdings, Inc. *	326,904
5,100	KAR Auction Services, Inc.	140,709
8,275	Quanta Services, Inc. *	245,023
5,200	Rent-A-Center, Inc.	177,112
6,425	SEI Investments Co.	215,752
3,700	United Rentals, Inc. *	254,301
		1,640,374
	COMPUTERS - 2.1%
9,925	NCR Corp. *	346,879

	COSMETICS/PERSONAL CARE - 1.4%
5,725	Elizabeth Arden, Inc. *	226,309

	DISTRIBUTION/WHOLESALE - 1.3%
2,450	WESCO International, Inc. *	210,651

	ENERGY EQUIPMENT - 1.3%
8,700	Superior Energy Services, Inc. *	221,676

	FOOD - 1.1%
2,750	Ingredion, Inc.	190,190

	HAND/MACHINE TOOLS - 1.0%
1,600	Snap-on, Inc.	169,840

	HEALTHCARE-SERVICES - 3.8%
6,850	Community Health Systems, Inc. *	282,563
7,575	HCA Holdings, Inc. *	351,632
		634,195
	HOME BUILDERS - 1.2%
5,575	Lennar Corp.	199,362

	HOME FURNISHINGS - 2.2%
4,450	Harman International Industries, Inc.	360,628

	HOUSEHOLD PRODUCTS/WARES - 0.5%
1,275	Spectrum Brands Holdings, Inc.	89,989

	INSURANCE - 7.4%
8,275	First American Financial Corp.	218,956
9,025	Hartford Financial Services Group, Inc.	321,560
3,275	Reinsurance Group of America, Inc.	245,560
2,175	RenaissanceRe Holdings Ltd.	205,973
5,950	Validus Holdings Ltd.	238,298
		1,230,347
	INTERNET - 1.5%
4,500	IAC/InterActiveCorp	257,445

	INTERNET SOFTWARE AND SERVICES - 1.5%
4,075	Check Point Software Technologies Ltd. *	252,079

	INVESTMENT COMPANIES - 1.7%
15,175	Ares Capital Corp.	278,917

	IRON/STEEL - 3.2%
4,875	Carpenter Technology Corp.	293,914
3,275	Reliance Steel & Aluminum Co.	240,811
		534,725
	MACHINERY-DIVERSIFIED - 1.0%
2,275	Flowserve Corp.	162,389

	MEDIA - 1.4%
3,700	AMC Networks, Inc. *	237,503

	MINING - 2.1%
16,125	Constellium NV *	348,623

	MISCELLANEOUS MANUFACTURING - 1.4%
3,400	Pentair Ltd.	240,448

	OIL & GAS - 5.1%
4,675	Atwood Oceanics, Inc. *	245,718
1,950	Helmerich & Payne, Inc.	150,150
3,550	Noble Energy, Inc.	249,352
1,175	Pioneer Natural Resources Co.	208,856
		854,076
	OIL & GAS SERVICES - 1.7%
9,225	MRC Global, Inc. *	282,193

	PACKAGING & CONTAINERS - 5.9%
7,475	Crown Holdings, Inc. *	329,946
32,925	Graphic Packaging Holding Co. *	295,666
6,575	Owens-Illinois, Inc. *	216,975
2,275	Packaging Corp. of America	139,366
		981,953
	PHARMACEUTICALS - 3.0%
1,414	Actavis plc *	230,581
2,402	Valeant Pharmaceuticals International, Inc. *	263,331
		493,912
	RETAIL - 9.4%
6,525	Abercrombie & Fitch Co.	223,677
5,525	GNC Holdings, Inc.	332,494
4,550	HSN, Inc.	261,170
1,950	PVH Corp.	261,144
54,550	Rite Aid Corp. *	322,936
2,025	Signet Jewelers Ltd.	155,601
		1,557,022
	SAVINGS & LOANS - 1.4%
21,475	First Niagara Financial Group, Inc.	239,231

	SEMICONDUCTORS - 6.0%
4,500	Avago Technologies Ltd.	201,285
11,675	Micron Technology, Inc. *	246,342
12,825	Rovi Corp. *	235,980
11,975	Skyworks Solutions, Inc. *	318,415
		1,002,022
	SOFTWARE - 4.2%
2,500	Fiserv, Inc. *	274,725
12,450	MedAssets, Inc. *	268,173
11,450	Nuance Communications, Inc. *	154,804
		697,702
	TRANSPORTATION - 1.2%
4,975	Con-way, Inc.	205,915

	TOTAL COMMON STOCK (Cost - $11,856,735)	16,543,433

	SHORT-TERM INVESTMENTS - 0.7%
117,419	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $117,419)	117,419

	COLLATERAL FOR SECURITIES LOANED - 1.0%
161,335	BNY Mellon Overnight Government Fund
	(Cost - $161,335)	161,335

	TOTAL INVESTMENTS - 101.0% (Cost - $12,135,489) (a)	$ 16,822,187

	OTHER ASSETS AND LIABILITIES - (1.0) %	(163,468)

	NET ASSETS - 100.0%	$ 16,658,719

	* Non-income producing securities.
	+ All or a portion of the security is on loan.

 (a) Represents cost for financial reporting purposes.    Aggregate cost for federal tax purposes is $12,221,510 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 4,838,661
	Unrealized depreciation:	(237,984)
	Net unrealized appreciation:	$ 4,600,677

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO
November 30, 2013 (Unaudited)

Shares			Value
	COMMON STOCK - 99.1%
	AIRLINES - 1.3%
3,650	Spirit Airlines, Inc. *		$ 167,426

	APPAREL - 3.3%
1,920	Hanesbrands, Inc.		134,592
7,140	Iconix Brand Group, Inc. *		283,315
			417,907
	AUTO PARTS & EQUIPMENT - 1.9%
11,642	Dana Holding Corp.		236,100

	BANKS - 19.1%
4,640	1st Source Corp.		148,248
26,020	Bancorp, Inc. *		476,166
3,580	Bridge Capital Holdings *		68,378
16,230	Cardinal Financial Corp.		287,758
4,280	Center Bancorp, Inc.		70,320
5,760	ConnectOne Bancorp, Inc. *		221,299
11,018	Eagle Bancorp, Inc. *		359,297
860	First Business Financial Services, Inc.		32,826
2,230	First Financial Holdings, Inc.		146,890
2,490	German American Bancorp, Inc.		74,426
5,880	Prosperity Bancshares, Inc.		377,084
2,420	Texas Capital Bancshares, Inc. *		135,931
			2,398,623
	CHEMICALS - 3.4%
3,260	Innophos Holdings, Inc.		156,415
6,700	RPM International, Inc.		265,320
			421,735
	COMMERCIAL SERVICES - 1.8%
4,970	MAXIMUS, Inc.		226,135

	COSMETICS/PERSONAL CARE - 2.1%
6,600	Elizabeth Arden, Inc. *		260,898

	DISTRIBUTION/WHOLESALE - 2.0%
3,350	Core-Mark Holding Co., Inc.		247,297

	ELECTRIC - 1.4%
5,890	Portland General Electric Co.		175,581

	ELECTRONICS - 0.7%
2,191	Itron, Inc. *		92,789

	ENGINEERING & CONSTRUCTION - 4.2%
6,495	EMCOR Group, Inc.		258,046
8,530	MasTec, Inc. *		269,975
			528,021
	ENTERTAINMENT - 0.8%
5,160	National CineMedia, Inc.		96,234

	ENVIRONMENTAL CONTROL - 3.9%
12,070	Calgon Carbon Corp. *		249,970
11,870	Darling International, Inc. *		246,065
			496,035
	FOOD - 2.1%
20,380	Inventure Foods, Inc. *		260,660

	HEALTHCARE-PRODUCTS - 5.7%
3,280	Teleflex, Inc.		322,457
7,960	West Pharmaceutical Services, Inc.		397,363
			719,820
	INSURANCE - 6.3%
3,190	Aspen Insurance Holdings Ltd.		128,940
7,630	Federated National Holding Co.		103,158
6,430	Horace Mann Educators Corp.		197,530
3,460	ProAssurance Corp.		166,357
4,052	Protective Life Corp.		194,415
			790,400
	MISCELLANEOUS MANUFACTURING - 10.8%
6,620	AO Smith Corp.		358,473
4,110	Aptargroup, Inc.		266,821
8,540	Barnes Group, Inc.		311,710
3,625	Crane Co.		225,874
3,378	EnPro Industries, Inc. *		191,195
			1,354,073
	OIL & GAS - 4.6%
12,076	Stone Energy Corp. *		399,474
30,241	Vaalco Energy, Inc. *		182,958
			582,432
	OIL & GAS SERVICES - 2.3%
5,630	Hornbeck Offshore Services Inc. *		285,047

	REITS - 5.5%
5,850	Colony Financial, Inc.		118,287
7,600	LaSalle Hotel Properties		238,032
4,890	Pebblebrook Hotel Trust		148,314
2,372	PS Business Parks, Inc.		185,775
			690,408
	RETAIL - 2.2%
5,510	CST Brands, Inc.		181,224
4,350	Stage Stores, Inc.		91,393
			272,617
	SAVINGS & LOANS - 2.4%
11,770	Capitol Federal Financial, Inc.		141,946
5,760	First Defiance Financial Corp.		155,520
			297,466
	SEMICONDUCTORS - 5.9%
25,740	Entegris, Inc. *		282,625
10,238	OmniVision Technologies, Inc. *		164,115
33,680	Photronics, Inc. *		290,995
			737,735
	TELECOMMUNICATIONS - 1.5%
4,810	NICE Systems Ltd. - ADR		189,322

	TRANSPORTATION - 3.9%
7,330	CAI International, Inc. *		168,590
6,233	Old Dominion Freight Line, Inc. *		321,186
			489,776

	TOTAL COMMON STOCK (Cost - $8,687,434)		12,434,537

	SHORT-TERM INVESTMENTS - 0.9%
112,839	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $112,839)		112,839

	TOTAL INVESTMENTS - 100.0% (Cost - $8,800,273) (a)		$ 12,547,376

	OTHER ASSETS AND LIABILITIES - 0.0%		5,134

	TOTAL NET ASSETS - 100.0%		$ 12,552,510

	* Non-income producing securities.
	ADR - American Depositary Receipt

 (a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,802,507 differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 3,817,845
		Unrealized depreciation:	(72,976)
		Net unrealized appreciation:	$ 3,744,869

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO
November 30, 2013 (Unaudited)

Shares			Value
	COMMON STOCK - 95.5%
	AGRICULTURE - 3.1%
2,310	Imperial Tobacco Group PLC		$ 87,780
1,730	Philip Morris International, Inc.		147,984
			235,764
	AUTO MANUFACTURERS - 2.0%
3,590	Honda Motor Co. Ltd.		152,290

	AUTO PARTS & EQUIPMENT - 1.5%
6,260	NGK Insulators Ltd.		114,950

	BANKS - 18.0%
1,593	BNP Paribas SA		119,573
52,500	China Merchants Bank Co. Ltd.		111,719
5,148	Credit Suisse Group AG		154,078
7,850	DBS Group Holdings Ltd.		107,563
2,800	Deutsche Bank AG - ADR		134,288
8,090	HSBC Holdings PLC		90,246
2,990	ICICI Bank Ltd.		107,221
1,552	Qatar National Bank SAQ		73,300
17,810	Resona Holdings, Inc.		88,532
6,235	Standard Chartered PLC		147,550
28,100	Sumitomo Mitsui Trust Holdings, Inc.		138,649
23,000	Turkiye Garanti Bankasi AS		86,598
			1,359,317
	BEVERAGES - 1.0%
16,000	Treasury Wine Estates Ltd.		71,759

	CHEMICALS - 4.0%
2,940	Evonik Industries AG *		116,859
1,656	Industries Qatar QSC		76,456
16,860	Taiyo Nippon Sanso Corp.		112,075
			305,390
	COMMERCIAL SERVICES - 1.0%
8,500	Brambles Ltd.		73,740

	COMPUTERS - 2.0%
1,210	Cap Gemini SA		78,877
61,000	Lenovo Group Ltd.		72,305
			151,182
	DIVERSIFIED FINANCIAL SERVICES - 4.0%
16,400	Intermediate Capital Group PLC		113,890
2,780	Mirae Asset Securities Co. Ltd.		92,870
29,200	Old Mutual PLC		94,973
			301,733
	ENTERTAINMENT - 1.3%
48,000	Bwin.Party Digital Entertainment PLC		99,481

	ENVIRONMENTAL CONTROL - 1.2%
15,000	Cleanaway Co. Ltd.		92,123

	FOOD - 8.2%
94,764	First Pacific Co. Ltd		108,595
1,630	Metro AG		81,850
2,040	Nestle SA		149,245
4,331	Pinar SUT Mamulleri Sanayii AS		36,795
20,060	Tesco PLC		114,193
3,320	Unilever NV		130,645
			621,323
	HOLDING COMPANIES-DIVERSIFIED - 1.0%
33,630	Tekfen Holding AS		78,987

	HOME FURNISHINGS - 1.0%
4,040	Sony Corp.		73,932

	INSURANCE - 2.9%
12,000	Ping An Insurance Group Co. of China Ltd.		111,828
3,310	Tokio Marine Holdings, Inc.		110,224
			222,052
	LODGING - 1.0%
2,050	Grand Korea Leisure Co. Ltd.		77,963

	MACHINERY-CONSTRUCTION & MINING - 1.4%
5,100	Komatsu Ltd.		106,457

	MACHINERY-DIVERSIFIED - 2.8%
1,760	Andritz AG		111,800
1,950	FLSmidth & Co. A/S		101,878
			213,678
	METAL FABRICATE/HARDWARE - 1.3%
1,720	Vallourec SA		97,846

	MINING - 3.8%
4,730	BHP Billiton PLC		143,581
3,380	Orica Ltd.		71,453
27,050	OZ Minerals Ltd.		75,829
			290,863
	MISCELLANEOUS MANUFACTURING - 3.0%
5,300	Nikon Corp.		100,783
950	Siemens AG		125,606
			226,389
	OFFICE/BUSINESS EQUIPMENT - 1.2%
1,130	Neopost SA		88,244

	OIL & GAS - 6.8%
5,800	Encana Corp.		111,290
92,000	PetroChina Co. Ltd.		109,139
11,270	Precision Drilling Corp.		104,931
1,203	Total SA		72,897
2,260	Transocean Ltd.		113,859
			512,116
	OIL & GAS SERVICES - 1.4%
5,770	AMEC PLC		106,694

	PHARMACEUTICALS - 6.5%
8,390	Meda AB		103,580
473	Roche Holding AG - ADR		132,311
1,250	Sanofi		132,297
2,970	Teva Pharmaceutical Industries Ltd. - ADR		121,057
			489,245
	RETAIL - 2.1%
3,270	Matas A/S *		82,963
22,000	Yamada Denki Co. Ltd.		76,815
			159,778
	SEMICONDUCTORS - 1.0%
5,000	MediaTek, Inc.		73,387

	SOFTWARE - 3.3%
15,380	Playtech Plc		175,969
77,547	Travelsky Technology Ltd.		73,499
			249,468
	TELECOMMUNICATIONS - 5.9%
60,000	China Unicom Hong Kong Ltd.		95,063
7,420	Deutsche Telekom AG		117,832
9,660	Tele2 AB		118,045
30,300	Vodafone Group PLC		112,405
			443,345
	TEXTILES - 1.8%
19,000	Toray Industries, Inc.		134,652

	TOTAL COMMON STOCK (Cost - $6,586,103)		7,224,148

	SHORT-TERM INVESTMENTS - 5.1%
384,517	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $384,517)		384,517

	TOTAL INVESTMENTS - 100.6% (Cost - $6,970,620) (a)		$ 7,608,665

	OTHER ASSETS AND LIABILITIES - (0.6) %		(42,660)

	TOTAL NET ASSETS - 100.0%		$ 7,566,005

	* Non-income producing securities.
	ADR - American Depositary Receipt

 (a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $7,050,061  and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 839,238
		Unrealized depreciation:	(280,634)
		Net unrealized appreciation:	$ 558,604

SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO
November 30, 2013 (Unaudited)

Shares			Value
	COMMON STOCK - 98.4%
	BIOTECHNOLOGY - 5.8%
10,400	Amgen, Inc.		$ 1,186,432

	DISTRIBUTION/WHOLESALE - 2.0%
11,000	Owens & Minor, Inc.		419,870

	ELECTRONICS - 6.8%
12,700	Agilent Technologies, Inc.		680,339
7,000	Waters Corp. *		696,710
			1,377,049
	HEALTHCARE-PRODUCTS - 30.2%
7,600	Becton Dickinson & Co.		825,284
68,300	Boston Scientific Corp. *		790,914
7,800	CareFusion Corp. *		310,830
3,900	Covidien PLC		266,214
7,800	CR Bard, Inc.		1,083,264
6,100	Greatbatch, Inc. *		247,843
11,000	Medtronic, Inc.		630,520
10,000	Patterson Cos., Inc.		414,900
6,600	Stryker Corp.		491,172
4,600	Techne Corp.		393,484
6,900	Zimmer Holdings, Inc.		630,729
			6,085,154
	HEALTHCARE-SERVICES - 4.5%
3,500	UnitedHealth Group, Inc.		260,680
7,000	WellPoint, Inc.		650,160
			910,840
	PHARMACEUTICALS - 49.1%
14,000	AmerisourceBergen Corp.		987,420
15,000	AstraZeneca PLC - ADR		857,850
17,300	Cardinal Health, Inc.		1,117,580
14,900	Eli Lilly & Co.		748,278
11,900	GlaxoSmithKline PLC - ADR		629,748
7,000	Johnson & Johnson		662,620
525	Mallinckrodt PLC *		27,279
5,600	McKesson Corp.		928,984
13,000	Merck & Co., Inc.		647,790
6,900	Novartis AG - ADR		545,928
4,000	Omnicare, Inc.		229,120
24,277	Pfizer, Inc.		770,309
29,726	PharMerica Corp. *		671,213
10,808	Sanofi - ADR		570,987
14,575	Targacept, Inc. *		83,806
10,200	Teva Pharmaceutical Industries Ltd.		415,752
			9,894,664

	TOTAL COMMON STOCK (Cost - $12,496,631)		19,874,009

	SHORT-TERM INVESTMENTS - 1.4%
295,031	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $295,031)		295,031

	TOTAL INVESTMENTS - 99.8% (Cost - $12,791,662) (a)		$ 20,169,040

	OTHER ASSETS AND LIABILITIES - 0.2%		32,220

	TOTAL NET ASSETS - 100.0%		$ 20,201,260

	* Non-income producing securities.
	ADR - American Depositary Receipt

 (a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $12,842,187 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 7,468,912
		Unrealized depreciation:	(142,059)
		Net unrealized appreciation:	$ 7,326,853

SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO
November 30, 2013 (Unaudited)

Shares			Value
	COMMON STOCK - 98.4%
	BIOTECHNOLOGY - 5.8%
10,400	Amgen, Inc.		$ 1,186,432

	DISTRIBUTION/WHOLESALE - 2.0%
11,000	Owens & Minor, Inc.		419,870

	ELECTRONICS - 6.8%
12,700	Agilent Technologies, Inc.		680,339
7,000	Waters Corp. *		696,710
			1,377,049
	HEALTHCARE-PRODUCTS - 30.2%
7,600	Becton Dickinson & Co.		825,284
68,300	Boston Scientific Corp. *		790,914
7,800	CareFusion Corp. *		310,830
3,900	Covidien PLC		266,214
7,800	CR Bard, Inc.		1,083,264
6,100	Greatbatch, Inc. *		247,843
11,000	Medtronic, Inc.		630,520
10,000	Patterson Cos., Inc.		414,900
6,600	Stryker Corp.		491,172
4,600	Techne Corp.		393,484
6,900	Zimmer Holdings, Inc.		630,729
			6,085,154
	HEALTHCARE-SERVICES - 4.5%
3,500	UnitedHealth Group, Inc.		260,680
7,000	WellPoint, Inc.		650,160
			910,840
	PHARMACEUTICALS - 49.1%
14,000	AmerisourceBergen Corp.		987,420
15,000	AstraZeneca PLC - ADR		857,850
17,300	Cardinal Health, Inc.		1,117,580
14,900	Eli Lilly & Co.		748,278
11,900	GlaxoSmithKline PLC - ADR		629,748
7,000	Johnson & Johnson		662,620
525	Mallinckrodt PLC *		27,279
5,600	McKesson Corp.		928,984
13,000	Merck & Co., Inc.		647,790
6,900	Novartis AG - ADR		545,928
4,000	Omnicare, Inc.		229,120
24,277	Pfizer, Inc.		770,309
29,726	PharMerica Corp. *		671,213
10,808	Sanofi - ADR		570,987
14,575	Targacept, Inc. *		83,806
10,200	Teva Pharmaceutical Industries Ltd.		415,752
			9,894,664

	TOTAL COMMON STOCK (Cost - $12,496,631)		19,874,009

	SHORT-TERM INVESTMENTS - 1.4%
295,031	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $295,031)		295,031

	TOTAL INVESTMENTS - 99.8% (Cost - $12,791,662) (a)		$ 20,169,040

	OTHER ASSETS AND LIABILITIES - 0.2%		32,220

	TOTAL NET ASSETS - 100.0%		$ 20,201,260

	* Non-income producing securities.
	ADR - American Depositary Receipt

 (a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $12,842,187 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 7,468,912
		Unrealized depreciation:	(142,059)
		Net unrealized appreciation:	$ 7,326,853

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO
November 30, 2013 (Unaudited)

Shares			Value
	COMMON STOCK - 95.7%
	AEROSPACE/DEFENSE - 3.9%
19,210	Northrop Grumman Corp.		$ 2,164,583

	BIOTECHNOLOGY - 1.1%
6,540	Illumina, Inc. *		640,920

	COMMERCIAL SERVICES - 2.9%
6,800	Alliance Data Systems Corp. *		1,647,368

	COMPUTERS - 26.9%
17,160	Accenture PLC		1,329,385
12,154	Apple, Inc.		6,758,475
9,460	Cognizant Technology Solutions Corp. *		888,199
50,653	EMC Corp.		1,208,074
4,710	International Business Machines Corp.		846,293
21,250	Lexmark International, Inc.		751,613
27,244	Logitech International SA - ADR +		312,216
7,000	NetApp, Inc.		288,750
45,800	Unisys Corp. *		1,258,126
19,500	Western Digital Corp.		1,463,280
			15,104,411
	DIVERSIFIED FINANCIAL SERVICES - 3.1%
8,422	Visa, Inc.		1,713,540

	ELECTRONICS - 2.4%
13,419	InvenSense, Inc. * +		232,015
9,900	Itron, Inc. *		419,265
22,031	Trimble Navigation Ltd. *		702,789
			1,354,069
	HEALTHCARE-PRODUCTS - 0.4%
9,170	Natus Medical, Inc. *		211,185

	INTERNET - 21.6%
2,180	Amazon.com, Inc. *		858,092
27,957	Angie's List, Inc. * +		364,000
6,049	Baidu, Inc. - ADR *		1,007,582
9,084	eBay, Inc. *		458,924
19,046	Facebook, Inc. *		895,352
3,586	FireEye, Inc. *		137,595
4,129	Google, Inc. *		4,375,047
6,368	IAC/InterActiveCorp		364,313
5,440	Mail.ru Group Ltd. - GDR		224,944
9,583	MercadoLibre, Inc. +		1,060,934
7,307	Shutterfly, Inc. *		345,110
5,264	Splunk, Inc. *		379,850
59,800	Symantec Corp.		1,344,902
4,512	Yelp, Inc. *		273,833
			12,090,478
	MACHINERY-DIVERSIFIED - 0.6%
2,910	Rockwell Automation, Inc.		330,518

	SEMICONDUCTORS - 11.2%
8,045	Cree, Inc. *		448,911
14,500	Intel Corp.		345,680
16,620	KLA-Tencor Corp.		1,061,519
5,430	Lam Research Corp. *		282,957
33,000	Marvell Technology Group Ltd.		469,590
19,551	QLogic Corp. *		242,628
22,957	QUALCOMM, Inc.		1,689,176
13,542	Texas Instruments, Inc.		582,306
26,232	Xilinx, Inc.		1,165,488
			6,288,255
	SOFTWARE - 15.0%
2,707	Athenahealth, Inc. *		355,077
1,161	Benefitfocus, Inc. *		56,088
48,000	CA, Inc.		1,584,000
17,290	Check Point Software Technologies Ltd. *		1,069,559
7,062	Cvent, Inc. *		230,009
7,083	Guidewire Software, Inc. *		338,072
3,749	Interactive Intelligence Group, Inc. *		243,835
25,000	Microsoft Corp.		953,250
26,000	Oracle Corp.		917,540
12,720	Salesforce.com, Inc. *		662,585
2,276	Ultimate Software Group, Inc. *		356,626
20,331	Vmware, Inc. *		1,639,289
			8,405,930
	TELECOMMUNICATIONS - 6.6%
33,670	Amdocs Ltd.		1,362,288
7,080	China Mobile Ltd. - ADR		384,019
13,285	Ciena Corp. *		295,060
59,100	Cisco Systems, Inc.		1,255,875
8,276	Gogo, Inc. * +		220,721
5,336	Ubiquiti Networks, Inc. +		210,238
			3,728,201

	TOTAL COMMON STOCK (Cost - $38,232,269)		53,679,458

	SHORT-TERM INVESTMENTS - 3.6%
2,032,532	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $2,032,532)		2,032,532

	COLLATERAL FOR SECURITIES LOANED - 4.3%
2,433,370	BNY Mellon Overnight Government Fund
	(Cost - $2,433,370)		2,433,370

	TOTAL INVESTMENTS - 103.6% (Cost - $42,698,171) (a)		$ 58,145,360

	OTHER ASSETS AND LIABILITIES - (3.6) %		(2,039,384)

	TOTAL NET ASSETS - 100.0%		$ 56,105,976

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	ADR - American Depositary Receipt
	GDR - Global Depositary Receipt

 (a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $42,860,405 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 15,720,697
		Unrealized depreciation:	(435,742)
		Net unrealized appreciation:	$ 15,284,955

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO
November 30, 2013 (Unaudited)

Shares			Value
	COMMON STOCK - 96.6%
	BUILDING MATERIALS - 2.8%
2,272	Vulcan Materials Co.		$ 128,073

	CHEMICALS - 11.2%
3,165	Dow Chemical Co.		123,625
2,626	LyondellBasell Industries		202,675
1,476	Praxair, Inc.		186,360
			512,660
	COAL - 2.1%
2,703	CONSOL Energy, Inc.		96,173

	ELECTRIC - 3.6%
2,426	National Fuel Gas Co.		163,706

	MINING - 0.9%
1,187	Freeport-McMoRan Copper & Gold, Inc.		41,177

	OIL & GAS - 63.0%
1,556	Anadarko Petroleum Corp.		138,204
2,110	Antero Resources Corp. *		115,839
6,281	BG Group PLC		128,426
2,053	BP PLC - ADR		96,511
2,848	Cabot Oil & Gas Corp.		98,114
1,551	Chevron Corp.		189,904
2,018	Cobalt International Energy, Inc. *		44,860
1,068	EOG Resources, Inc.		176,220
2,112	Exxon Mobil Corp.		197,430
1,836	Gulfport Energy Corp. *		107,277
2,094	Hess Corp.		169,886
5,164	Marathon Oil Corp.		186,111
3,358	Noble Corp.		128,007
2,771	Noble Energy, Inc.		194,635
749	Occidental Petroleum Corp.		71,125
9,712	Ophir Energy PLC *		53,649
2,486	Royal Dutch Shell PLC - ADR		165,816
1,613	SM Energy Co.		142,170
3,925	Suncor Energy, Inc.		136,119
1,909	Transocean Ltd.		96,175
5,016	Valero Energy Corp.		229,331
			2,865,809
	OIL & GAS SERVICES - 9.0%
3,871	Halliburton Co.		203,924
2,333	Schlumberger Ltd.		206,284
			410,208
	PACKAGING & CONTAINERS - 4.0%
5,726	Sealed Air Corp.		183,862

	TOTAL COMMON STOCK (Cost - $3,232,486)		4,401,668

	SHORT-TERM INVESTMENTS - 3.0%
137,442	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $137,442)		137,442

	TOTAL INVESTMENTS - 99.6% (Cost - $3,369,928) (a)		$ 4,539,110

	OTHER ASSETS AND LIABILITIES - 0.4%		16,171

	TOTAL NET ASSETS - 100.0%		$ 4,555,281

* Non-income producing securities.
ADR - American Depositary Receipt

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $3,386,082 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 1,204,347
		Unrealized depreciation	(51,319)
		Net unrealized appreciation	$ 1,153,028

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO
November 30, 2013 (Unaudited)

Shares			Value
	COMMON STOCK - 96.3%
	BANKS - 49.1%
5,440	Barclays PLC		$ 24,206
1,842	Citigroup, Inc.		97,479
1,736	Fifth Third Bancorp		35,276
470	Goldman Sachs Group, Inc.		79,402
4,532	HSBC Holdings PLC		50,611
1,408	JPMorgan Chase & Co.		80,566
442	M&T Bank Corp.		50,989
485	PacWest Bancorp		19,953
657	PNC Financial Services Group, Inc.		50,556
817	Standard Chartered PLC		19,381
580	State Street Corp.		42,114
1,419	SunTrust Banks, Inc.		51,410
530	Texas Capital Bancshares, Inc. *		29,770
300	Toronto-Dominion Bank		27,416
1,193	UBS AG		22,809
1,972	US Bancorp		77,342
2,230	Wells Fargo & Co.		98,165
			857,445
	DIVERSIFIED FINANCIAL SERVICES - 19.1%
3,889	Aberdeen Asset Management PLC		31,355
803	American Express Co.		68,897
378	Ameriprise Financial, Inc.		40,918
211	BlackRock, Inc.		63,880
840	Discover Financial Services		44,772
699	Franklin Resources, Inc.		38,718
1,308	Invesco Ltd.		45,584
			334,124
	INSURANCE - 23.4%
753	ACE Ltd.		77,393
1,187	American International Group, Inc.		59,053
1,002	Berkshire Hathaway, Inc. *		116,763
1,060	MetLife, Inc.		55,321
726	Travelers Cos, Inc.		65,877
1,001	Unum Group		33,604
			408,011
	REITS - 3.7%
323	Alexandria Real Estate Equities, Inc.		20,433
292	Simon Property Group, Inc.		43,756
			64,189
	SAVINGS & LOANS - 1.0%
1,163	People's United Financial, Inc.		17,608

	TOTAL COMMON STOCK (Cost - $1,086,463)		1,681,377

	SHORT-TERM INVESTMENTS - 3.2%
55,020	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $55,020)		55,020

	TOTAL INVESTMENTS - 99.5% (Cost - $1,141,483) (a)		$ 1,736,397

	OTHER ASSETS AND LIABILITIES - 0.5%		9,708

	TOTAL NET ASSETS - 100.0%		$ 1,746,105

* Non-income producing securities.

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $1,143,943 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 599,604
		Unrealized depreciation	(7,150)
		Net unrealized appreciation	$ 592,454

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO
November 30, 2013 (Unaudited)

Principal		Value
	U.S. GOVERNMENT AND AGENCIES - 47.7%
	FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.7%
$ 250,000	4.750%, 11/17/15 +	$ 271,580
500,000	5.125%, 10/18/16	564,600
		836,180
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.7%
125,000	5.00%, 4/15/15 +	133,130
500,000	4.875%, 12/15/16 +	563,545
250,000	5.375%, 6/12/17 +	288,855
		985,530
	U.S. TREASURY NOTES - 24.3%
550,000	0.25%, 2/28/15	550,365
200,000	4.125%, 5/15/15	211,312
300,000	4.25%, 8/15/15	320,438
100,000	3.00%, 9/30/16	106,945
360,000	4.625%, 2/15/17	405,112
300,000	2.00%, 2/15/22	291,000
		1,885,172

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost - $3,636,337)	3,706,882

	CORPORATE BONDS & NOTES - 47.4%
	BANKS - 4.6%
325,000	BB&T Corp., 4.90%, 6/30/17	360,210

	BEVERAGES - 1.5%
117,000	Diageo Capital PLC, 1.50%, 5/11/17	117,716

	CHEMICALS - 2.1%
155,000	Dow Chemical Co., 4.125%, 11/15/21	159,476

	DIVERSIFIED FINANCIAL SERVICES - 5.9%
100,000	American Express Credit Corp., 2.0% 9/19/16	105,021
303,000	General Electric Cap Corp., 5.50%, 1/8/20	350,541
		455,562
	GAS - 1.3%
100,000	Southern California Gas Co., 5.50%, 3/15/14	101,391

	HEALTHCARE-PRODUCTS - 4.4%
325,000	CR Bard, Inc., 2.875%, 1/15/16	337,767

	INSURANCE - 7.1%
150,000	Berkshire Hathaway, Inc., 1.90%, 1/31/17	153,488
275,000	PartnerRe Finance B LLC, 5.50%, 6/1/20	301,325
85,000	Prudential Financial, Inc., 6.00%, 12/1/17	98,700
		553,513
	MISCELLANEOUS MANUFACTURING - 3.5%
240,000	Cooper U.S., Inc., 6.10%, 7/01/17	275,148

	OIL & GAS SERVICES - 3.7%
220,000	Weatherford International Ltd., 9.625%, 3/1/19	284,766

	PHARMACEUTICALS - 3.2%
250,000	Merck & Co., Inc., 5.30%, 12/1/13	250,000

	PIPELINES - 2.4%
181,000	Energy Transfer Partners LP, 4.15%, 10/1/20	185,477

	REGIONAL - 2.4%
200,000	Province of Ontario Canada, 2.45%, 6/29/22	187,820

	REITS - 4.5%
325,000	Health Care REIT, Inc., 5.875%, 5/15/15	347,372

	TELECOMMUNICATIONS - 0.8%
61,000	Verizon Communications, Inc., 4.50%, 9/15/20	65,502

	TOTAL CORPORATE BONDS & NOTES (Cost - $3,477,573)	3,681,720

Shares
	SHORT-TERM INVESTMENTS - 3.9%
300,863	Milestone Treasury Obligation Portfolio, Institutional Class
	(Cost - $300,863)	300,863

	COLLATERAL FOR SECURITIES LOANED - 3.0%
236,141	BNY Mellon Overnight Government Fund
	(Cost - $236,141)	236,141

	TOTAL INVESTMENTS - 102% (Cost - $7,650,914) (a)	$ 7,925,606

	OTHER ASSETS AND LIABILITIES - (2.0) %	(153,571)

	TOTAL NET ASSETS - 100.0%	$ 7,772,035

	+ All or a portion of the security is on loan.

 (a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $7,650,914 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 295,907
	Unrealized depreciation:	(21,215)
	Net unrealized appreciation:	$ 274,692

SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO
November 30, 2013 (Unaudited)

Principal		Value
	MUNICIPAL BONDS - 97.3%
	ALASKA - 3.2%
	Education - 3.2%
$ 40,000	City of Anchorage Schools, Series A, 5.00%, 10/1/20	$ 43,846

	ARIZONA - 3.4%
	General Obligation - 3.4%
40,000	Salt River Project Agricultural Improvement & Power District, 5.00%, 12/1/19	47,514

	CALIFORNIA - 4.7%
	Education - 4.7%
55,000	Alvord Unified School District, Series A, 5.90%, 2/1/20, MBIA	64,764

	DELAWARE - 6.3%
	General Obligation - 6.3%
40,000	County of New Castle DE, 4.00%, 7/15/2021	44,754
40,000	District of Columbia, Income Tax Secure Revenue, 5.00%, 12/1/14	41,909
		86,663
	FLORIDA - 3.4%
	Education - 3.4%
40,000	Florida State Board of Education, 5.00%, 1/1/18	46,286

	IOWA - 3.8%
	Education - 3.8%
50,000	University of Iowa Revenue, 3.50%, 7/1/22	52,180

	KENTUCKY - 3.3%
	Education - 3.3%
45,000	Mercer County School District Finance Corp. School Building Revenue, 4.125%, 5/1/23	45,968

	LOUISIANA - 3.4%
	General Obligation - 3.4%
40,000	State of Louisiana Unref Bal- Ser, 5.00%, 9/1/19	47,480

	MASSACHUSETTS - 3.2%
	General Obligation - 3.2%
40,000	Massachusetts School Building Authority, 4.00%, 8/15/17	44,638

	MAINE - 4.9%
	Education - 4.9%
65,000	University of Maine System Revenue, 4.50%, 3/1/26	66,932

	MICHIGAN - 3.0%
	Education - 3.0%
40,000	Ann Arbor School District, 5.00%, 5/1/20	40,792

	MISSOURI - 4.1%
	Education - 4.1%
50,000	Kirksville R-III School District, 5.00%, 3/1/20	56,614

	NEW JERSEY - 3.2%
	General Obligation - 3.2%
40,000	Garden State Preservation Trust, 4.00%, 11/1/22	44,059

	NEW YORK - 7.7%
	Education - 3.7%
50,000	Dunkirk City School, 3.50%, 6/15/23	50,334
	General Obligation - 4.0%
40,000	New York State Dormitory Authority, 5.00%, 12/15/16	45,265
10,000	City of New York NY, 5.00%, 12/1/13	10,000
		55,265
	NORTH CAROLINA - 3.8%
	Water/Sewer - 3.8%
50,000	Wilmington, NC Water & Sewer System Revenue, 5.00%, 6/1/23	52,216

	NORTH DAKOTA - 3.2%
	General Obligation - 3.2%
40,000	City of Fargo, 4.25%, 5/1/16	43,425

	OREGON - 3.2%
	General Obligation - 3.2%
40,000	City of Eugene OR Electric Utility System Revenue, 4.00%, 8/1/20	44,514

	SOUTH CAROLINA - 1.9%
	General Obligation - 1.9%
25,000	State of South Carolina, Economy Development, 4.50%, 12/1/14	26,072

	SOUTH DAKOTA - 4.5%
	General Obligation - 4.5%
40,000	Heartland Consumers Power District Electric, Revenue - Escrowed to Maturity, 6.00%, 1/1/17, FSA	42,049
20,000	Heartland Consumers Power District Electric, Revenue - Unrefunded Portion, 6.00%, 1/1/17, FSA	20,091
		62,140
	TENNESSEE - 3.3%
	General Obligation - 3.3%
40,000	Metropolitan Government of Nashville & Davidson County TN, 5.00%, 7/1/17	45,772

	TEXAS - 3.7%
	Water/Sewer - 3.7%
50,000	State Water Assistance, Series A, 4.50%, 8/1/22	50,683

	UTAH - 3.8%
	General Obligation - 3.8%
50,000	Salt Lake County Utah, 3.00%, 12/15/20	52,389

	WASHINGTON - 4.1%
	Water/Sewer - 4.1%
50,000	County of King WA Sewer Revenue, 4.00%, 1/1/2020	56,027

	WEST VIRGINIA - 4.4%
	Housing - 4.4%
60,000	West Virginia Economic Development Authority - Series A, 4.00%, 6/15/26, MBIA	60,688

	WISCONSIN - 3.8%
	General Obligation - 3.8%
45,000	State of Wisconsin, 5.00%, 5/1/19	53,023

	TOTAL MUNICIPAL BONDS (Cost - $1,310,407)	1,340,284
Shares
	SHORT-TERM INVESTMENTS - 1.1%
15,150	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $15,150)	15,150

	TOTAL INVESTMENTS - 98.4% (Cost - $1,325,557) (a)	$ 1,355,434

	OTHER ASSETS AND LIABILITIES - 1.6%	22,370

	TOTAL NET ASSETS - 100.0%	$ 1,377,804

	MBIA - Insured by Municipal Bond Insurance Association
	FSA - Insured by Federal Security Assurance

 (a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $1,325,557 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 33,017
	Unrealized depreciation:	(3,139)
	Net unrealized appreciation:	$ 29,877

SCHEDULES OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
November 30, 2013 (Unaudited)

Principal		Value
	U.S. GOVERNMENT AND AGENCIES - 28.7%
	FEDERAL HOME LOAN BANK - 9.6%
$ 1,000,000	To yield 0.15%, 4/23/14	$ 1,000,071

	U.S. TREASURY NOTES - 9.6%
1,000,000	To yield 1.00%, 1/15/14	1,000,990

	U.S. TREASURY BILLS - 9.5%
1,000,000	To yield 0.137%, 4/24/14	999,464

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost - $3,000,525)	3,000,525

	REPURCHASE AGREEMENT - 71.0%
7,432,000	Merrill Lynch Repo, 0.06%, due 12/2/13 with a full maturity value of $7,432,037 (Fully collateralized by $7,635,800 U.S. Treasury Note, 0.75% due 10/31/2017 with a full maturity value of $7,580,737)	7,432,000

	(Cost - $7,432,000)

	TOTAL INVESTMENTS - 99.7% (Cost - $10,432,525) (a)	$ 10,432,525

	OTHER ASSETS LESS LIABILITIES - 0.3%	27,441

	TOTAL NET ASSETS - 100.0%	$ 10,459,966

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,432,525.

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL ENHANCED REAL RETURN PORTFOLIO
November 30, 2013 (Unaudited)

Shares						Value
	COMMON STOCK - 18.4%
	AIRLINES - 2.8%
14,725	Delta Air Lines, Inc.					$ 426,731
15,357	United Continental Holdings, Inc. *					602,762
						1,029,493
	AUTO MANUFACTURERS - 2.2%
21,142	General Motors Co. *					818,830

	BANKS - 1.1%
7,320	Citigroup Inc.					387,374

	CHEMICALS - 1.2%
2,562	Ashland, Inc.					233,347
4,429	Axiall Corp.					200,634
						433,981
	COMMERCIAL SERVICES - 1.1%
5,885	United Rentals, Inc. *					404,476

	COMPUTERS - 2.1%
1,406	Apple, Inc.					781,834

	COSMETICS/PERSONAL CARE - 2.5%
33,981	Revlon, Inc. *					897,098

	ENERGY-ALTERNATE SOURCES - 0.1%
18,566	KiOR, Inc. *					43,816

	HOME BUILDERS - 1.0%
6,314	MDC Holdings, Inc.					190,809
4,762	Ryland Group, Inc.					188,194
						379,003
	PRIVATE EQUITY - 0.6%
13,196	American Capital Ltd. *					201,899

	RETAIL - 1.1%
3,973	McDonald's Corp.					386,851

	SEMICONDUCTORS - 1.1%
16,500	Intel Corp.					393,360

	TELECOMMUNICATIONS - 1.5%
19,298	CommScope Holding Co., Inc. *					310,505
2,880	Loral Space & Communications, Inc.					227,318
						537,823

	TOTAL COMMON STOCK (Cost - $5,917,060)					6,695,838

	EXCHANGE TRADED FUNDS - 0.8%
	EQUITY FUND - 0.8%
1,310	iShares MSCI Canada ETF					38,108
935	iShares MSCI EAFE ETF					61,934
345	iShares Russell 2000 ETF					39,161
685	Powershares QQQ Trust Series 1					58,725
365	SPDR Dow Jones Industrial Average ETF Trust					58,663
80	SPDR S&P 500 ETF Trust					14,480
	TOTAL EXCHANGE TRADED FUNDS (Cost - $270,520)					271,071
Principal
	CORPORATE BONDS AND NOTES- 4.9%
	CHEMICALS - 0.5%
$ 200,000	Nitrogenmuvek ZRT, 7.875%, 5/21/20 (a)					189,500

	COMMERCIAL SERVICES - 0.5%
50,000	Rent A Center, Inc., 4.75%, 5/1/21					46,875
150,000	WEX, Inc., 4.75%, 2/1/23 (a)					138,375
						185,250
	DIVERSIFIED FINANCIAL SERVICES - 0.7%
250,000	East Lane RE Ltd., 5.811%, 3/14/14 (a)					252,800

	ENTERTAINMENT - 0.2%
75,000	CCM Merger, Inc., 9.125%, 5/1/19 (a)					78,750

	FOOD - 0.3%
100,000	Hawk Acquisition Sub, Inc., 4.25%, 10/15/20 (a)					96,250

	HEALTHCARE-SERVICES - 0.3%
100,000	Select Medical Corp, 6.375%, 6/1/21					96,000

	LEISURE TIME - 0.1%
25,000	Brunswick Corp., 4.625%, 5/15/21 (a)					23,750

	LODGING - 0.3%
125,000	Seminole Hard Rock Entertainment, Inc., 5.875%, 5/15/21 (a)					122,500

	MEDIA - 0.4%
100,000	Cogeco Cable Inc., 4.875% 5/1/20 (a)					97,250
63,000	WideOpenWest Finance LLC, 10.25%, 7/15/19					70,088
						167,338
	OIL & GAS - 0.5%
75,000	Legacy Reserves LLC, 6.625%, 12/1/21 (a)					72,375
100,000	Midstates Petroleum Co., Inc, 9.25%, 6/1/21					104,375
						176,750
	PACKAGING & CONTAINERS - 0.3%
52,275	Boe Intermediate Holdings Corp., 9.00%, 11/1/17 (a)					53,843
50,000	Boe Merger Corp., 9.5%, 11/1/17 (a)					53,000
						106,843
	REAL ESTATE - 0.3%
25,000	Crescent Resources, LLC, 10.25%, 8/15/17 (a)					27,250
76,000	Mattamy Group Corp., 6.50%, 11/15/20 (a)					74,480
						101,730
	REITS - 0.1%
25,000	Geo Group, Inc., 5.125%, 4/1/23					23,312

	RETAIL - 0.2%
60,000	Radio Systems Corp., 8.375%, 11/1/19 (a)					65,700

	TELECOMMUNICATIONS - 0.2%
25,000	Intelsat Jackson Holdings SA, 6.625%, 12/15/22					25,500
75,000	Neustar, Inc., 4.50%, 1/15/23					67,313
						92,813

	TOTAL CORPORATE BONDS AND NOTES (Cost - $1,805,192)					1,779,286

	U.S. GOVERNMENT - 13.2%
	U.S. TREASURY INFLATION PROTECTION SECURITIES - 4.9%
1,600,000	1.25%, 4/15/14					1,775,692

	U.S. TREASURY BOND - 8.3%
2,000,000	0.25%, 9/15/14					2,001,640
1,000,000	1.375%, 7/31/18					1,005,859
						3,007,499

	TOTAL U.S. GOVERNMENT (Cost - $4,788,897)					4,783,191

Contracts #			Expiration Date	Exercise Price
	PUT OPTIONS* - 0.0%
22	Herbalife Ltd.		2/22/2014	$ 65.00		12,320
6	Netflix, Inc.		1/18/2014	280.00		780
	TOTAL PUT OPTIONS (Cost - $48,868)					13,100

Shares
	SHORT-TERM INVESTMENTS - 60.5%
	MONEY MARKET FUND - 46.8%
17,021,528	Milestone Treasury Obligations Portfolio, Institutional Class					17,021,528

	U.S. GOVERNMENT - 13.7%
5,000,000	United States Treasury Bill, to yield 0.061%, 03/6/14 ^					4,999,200
	TOTAL SHORT-TERM INVESTMENTS (Cost - $22,020,728)					22,020,728

	TOTAL INVESTMENTS - 97.8% (Cost - $34,851,265) (b)					$ 35,563,214

	OTHER ASSETS AND LIABILITIES - 2.2%					798,282

	TOAL NET ASSETS - 100.0%					$ 36,361,496

	* Non-income producing securities.
	# Each contract is equivalent to 100 shares of common stock.
	ADR - American Depositary Receipt
	^ All or a portion of this security is segregated as collateral for open swap contracts.

(a) Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers. At November 30, 2013 these securities amounted to $1,345,823 or 3.7 % of net assets.

(b) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $34,866,784 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized appreciation:		$ 813,610
				Unrealized depreciation:		(117,180)
				Net unrealized appreciation:		$ 696,430

Long (Short)						Unrealized
Contracts						Gain/(Loss)
	OPEN LONG FUTURES CONTRACTS - 0.4%
14	Crude Oil Future, Maturing February 2014 +
	(Underlying Face Amount at Value $1,302,140)					(20,520)
29	Euro-Bund Future, Maturing December 2013
	(Underlying Face Amount at Value $4,109,590)					155,125
3	Gold Future, Maturing February 2014 +
	(Underlying Face Amount at Value $375,320)					2,640
2	MSCI EAFE Index mini, Maturing December 2013
	(Underlying Face Amount at Value $187,320)					(160)
1	S&P/TSX 60 IX Future, Maturing December 2013
	(Underlying Face Amount at Value $154,240)					189
14	S&P E-Mini Future, Maturing March 2014
	(Underlying Face Amount at Value $1,258,390)					-
	NET UNREALIZED GAIN FROM OPEN LONG FUTURES CONTRACTS					$ 137,274

	OPEN SHORT FUTURES CONTRACTS - 0.7%
8	Brent Crude Oil Future, Maturing February 2014 +
	(Underlying Face Amount at Value $874,640)					(29,600)
14	Copper Future, Maturing March 2014 +
	(Underlying Face Amount at Value $1,121,750)					(325)
5	Euro BTP Italian Govt Bond, Maturing December 2013
	(Underlying Face Amount at Value $581,050)					(41,514)
6	Nasdaq 100 E-Mini , Maturing December 2013
	(Underlying Face Amount at Value $418,500)					(2,735)
23	OAT Euro Future , Maturing December 2013
	(Underlying Face Amount at Value $3,105,690)					(149,326)
4	Russell Mini Future, Maturing December 2013
	(Underlying Face Amount at Value $456,680)					(3,750)
87	S&P E-Mini Future, Maturing December 2013
	(Underlying Face Amount at Value $7,847,835)					(76,375)
3	US 10 Year Future, Maturing March 2014
	(Underlying Face Amount at Value $376,125)					(1,148)
22	US Long Bond Future, Maturing March 2014
	(Underlying Face Amount at Value $2,876,500)					(4,813)
	NET UNREALIZED GAIN FROM OPEN SHORT FUTURES CONTRACTS					$ (309,586)
	+ All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.

	OPEN CREDIT DEFAULT SWAPS
Notional Amount	Reference Entity	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Fixed Rate	Unrealized Gain/(Loss)
1,200,000	CDX.NA.HY.20	JP Morgan Chase	6/20/2018	Pay	5.00%	(41,609)
200,000	CDX.NA.HY.20	JP Morgan Chase	6/20/2018	Pay	5.00%	(9,367)
2,000,000	French Republic	JP Morgan Chase	9/20/2016	Pay	0.25%	(21,673)
	Total Unrealized Gain/Loss from Open Credit Default Swaps					$ (72,649)

	OPEN TOTAL RETURN SWAPS
Notional Amount	Reference Entity	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Fixed Rate	Unrealized Gain/(Loss)
	J.P. Morgan Macro Hedge Curve J.S. Long/Flat Index
2,000,000		JP Morgan Chase	12/30/2013	Pay	0.00%	0
	Total Unrealized Gain/Loss from Open Total Return Swaps					$ -

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO
November 30, 2013 (Unaudited)

Shares			Value
	COMMON STOCK - 98.4%
	ASIA PACIFIC - 29.9%
	AUSTRALIA - 4.9%
289,100	Goodman Group		$ 1,277,930
478,500	GPT Group		1,564,510
778,500	Westfield Group		7,394,442
70,000	Westfield Retail Trust		194,990
			10,431,872
	HONG KONG - 12.6%
730,000	Champion REIT		327,679
1,412,000	Great Eagle Holdings Ltd.		4,917,513
700,000	Hang Lung Properties Ltd.		2,352,084
1,729,300	Link REIT		8,476,195
855,300	Sun Hung Kai Properties Ltd.		10,982,640
			27,056,111
	JAPAN - 10.6%
144,600	Aeon Mall Co. Ltd.		4,160,287
365	Japan Real Estate Investment Corp.		3,858,246
148,000	Mitsubishi Estate Co. Ltd.		4,112,075
51,400	Mitsui Fudosan Co. Ltd.		1,744,969
325	Nippon Building Fund, Inc.		3,822,782
851	Premier Investment Corp.		3,317,204
194,400	Tokyu Fudosan Holdings Corp. *		1,781,430
			22,796,993
	SINGAPORE - 1.8%
630,000	Hongkong Land Holdings Ltd.		3,723,300

	TOTAL ASIA PACIFIC (Cost $70,146,146)		64,008,276

	EUROPE - 6.1%
	FRANCE - 1.3%
131,000	Mercialys SA		2,799,374

	UNITED KINGDOM - 4.8%
438,257	Great Portland Estates PLC		4,177,209
521,451	Telecity Group PLC		5,999,212
			10,176,421

	TOTAL EUROPE (Cost $13,495,147)		12,975,795

	NORTH AMERICA - 62.4%
	UNITED STATES - 62.4%
350,000	America First Multifamily Investors LP		2,320,500
324,902	American Campus Communities, Inc.		10,536,572
498,931	American Realty Capital Properties, Inc.		6,540,985
119,881	American Residential Properties, Inc. *		2,105,110
114,476	AmREIT, Inc.		1,993,027
504,000	ARMOUR Residential REIT, Inc.		1,970,640
74,092	Ashford Hospitality Prime, Inc. *		1,515,931
370,462	Ashford Hospitality Trust, Inc.		3,041,493
250,000	Associated Estates Realty Corp.		3,977,500
54,300	AvalonBay Communities, Inc.		6,437,808
74,800	Boardwalk Real Estate Investment Trust		3,936,006
228,400	CoreSite Realty Corp.		7,391,024
75,023	Corrections Corp. of America		2,502,017
94,364	CyrusOne, Inc.		1,927,857
151,125	Digital Realty Trust, Inc.		7,139,145
259,300	Ellington Financial LLC		5,989,830
179,740	Ellington Residential Mortgage REIT		2,917,180
272,400	Extra Space Storage, Inc.		11,419,008
30,000	First Capital Realty, Inc.		496,884
272,800	First Potomac Realty Trust		3,273,600
127,000	Healthcare Realty Trust, Inc.		2,810,510
129,000	Home Properties, Inc.		6,782,820
30,000	Invesco Mortgage Capital, Inc.		453,000
418,200	Newcastle Investment Corp.		2,295,918
182,176	PennyMac Mortgage Investment Trust		4,113,534
162,370	Plum Creek Timber Co., Inc.		7,102,064
50,648	Potlatch Corp.		2,018,323
93,200	Realogy Holdings Corp. *		4,416,748
150,000	RioCan Real Estate Investment Trust		3,297,450
97,543	Sabra Health Care REIT, Inc.		2,602,447
10,600	Select Income REIT		290,864
247,000	Summit Hotel Properties, Inc.		2,242,760
83,164	Taubman Centers, Inc.		5,437,262
43,300	Two Harbors Investment Corp.		400,525
98,400	Western Asset Mortgage Capital Corp.		1,597,032
	TOTAL NORTH AMERICA (Cost $150,755,459)		133,293,374

	TOTAL COMMON STOCK (Cost - $234,396,752)		210,277,445

	SHORT-TERM INVESTMENTS - 1.2%
2,628,008	Milestone Treasury Obligations Portfolio, Institutional Class
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,628,008)		2,628,008

	TOTAL INVESTMENTS - 99.6% (Cost - $237,024,760) (a)		$ 212,905,453

	OTHER ASSETS LESS LIABILITIES - 0.4%		787,262

	TOTAL NET ASSETS - 100.0%		$ 213,692,715

	* Non-income producing securities.

 (a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, as of November 30, 2013, is $236,561,133 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 1,001,448
		Unrealized depreciation:	(24,657,128)
		Net unrealized depreciation:	$ (23,655,680)

Saratoga Advantage Trust
NOTES TO SCHEDULE OF INVESTMENTS
November 30, 2013 (Unaudited)

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices.  Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value.  U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value.   Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last bid. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.   Futures are valued based on their daily settlement value.  Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on the proprietary Index.  Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees.   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The International Equity Portfolio uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region.   Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2013 for the Portfolio’s assets and liabilities measured at fair value:

Large Capitalization Value
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	23,635,520	-	-	23,635,520
Money Market Funds	28,752	-	-	28,752
Collateral for Securities Loaned	787,063	-	-	787,063
Total	24,451,335	-	-	24,451,335

Large Capitalization Growth
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	29,295,901	-	-	29,295,901
Money Market Funds	260,398	-	-	260,398
Collateral for Securities Loaned	500,859	-	-	500,859
Total	30,057,158	-	-	30,057,158

Mid Capitalization
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	16,543,433	-	-	16,543,433
Money Market Funds	117,419	-	-	117,419
Collateral for Securities Loaned	161,335	-	-	161,335
Total	16,822,187	-	-	16,822,187

Small Capitalization
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	12,434,537	-	-	12,434,537
Money Market Funds	112,839	-	-	112,839
Total	12,547,376	-	-	12,547,376

International Equity
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	698,342	6,525,806	-	7,224,148
Money Market Funds	384,517	-	-	384,517
Total	1,082,859	6,525,806	-	7,608,665

Health & Biotechnology
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	19,874,009	-	-	19,874,009
Money Market Funds	295,031	-	-	295,031
Total	20,169,040	-	-	20,169,040

Technology & Communications
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	53,679,458	-	-	53,679,458
Money Market Funds	2,032,532	-	-	2,032,532
Collateral for Securities Loaned	2,433,370	-	-	2,433,370
Total	58,145,360	-	-	58,145,360

Energy & Basic Materials
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	4,401,668	-	-	4,401,668
Money Market Funds	137,442	-	-	137,442
Total	4,539,110	-	-	4,539,110

Financial Services
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	1,681,377	-	-	1,681,377
Money Market Funds	55,020	-	-	55,020
Total	1,736,397	-	-	1,736,397

Investment Quality Bond
Assets *	Level 1	Level 2	Level 3	Total
U.S. Government and Agencies	-	3,706,882	-	3,706,882
Corporate Bonds & Notes	-	3,681,720	-	3,681,720
Money Market Funds	300,863	-	-	300,863
Collateral for Securities Loaned	236,141	-	-	236,141
Total	537,004	7,388,602	-	7,925,606

Municipal Bond
Assets *	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	1,340,284	-	1,340,284
Money Market Funds	15,150	-	-	15,150
Total	15,150	1,340,284	-	1,355,434

U.S. Government Money Market
Assets *	Level 1	Level 2	Level 3	Total
U.S. Government and Agencies	-	3,000,525	-	3,000,525
Repurchase Agreement	-	7,432,000	-	7,432,000
Total	-	10,432,525	-	10,432,525

James Alpha Global Enhanced Real Return
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	6,695,838	-	-	6,695,838
Exchange Traded Funds	271,071	-	-	271,071
Bonds & Notes	-	1,779,286	-	1,779,286
U.S. Government		9,782,391	-	9,782,391
Money Market Funds	17,021,528	-	-	17,021,528
Put Options Purchased	13,100	-	-	13,100
Total	24,001,537	11,561,677	-	35,563,214
Derivatives:
Futures Contracts	(172,312)	-	-	(172,312)
Total Return Swaps	-	-	-	-
Interest Rate Swaps	-	(72,649)	-	(72,649)
Total	(172,312)	(72,649)	-	(244,961)

James Alpha Global Real Estate Investment
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	210,277,445	-	-	210,277,445
Money Market Funds	2,628,008	-	-	2,628,008
Total	212,905,453	-	-	212,905,453
* Refer to the Consolidated Portfolio of Investments for industry classification.
The Portfolios did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the period.

Consolidation of Subsidiary - James Alpha Cayman Commodity Fund I Ltd. (JACC-SPC)

The Consolidated Schedule of Investments of the James Alpha Global Enhanced Real Return Portfolio includes the accounts of JACC-SPC, a wholly owned and controlled subsidiary.  JACC-SPC is a closed-end fund incorporated  as an exempted company under the companies law of the Cayman Islands on February 2, 2011 and is a disregarded entity for tax purposes.  All inter-company accounts and transactions have been eliminated in consolidation.

The James Alpha Global Enhanced Real Return Portfolio may invest up to 25% of its total assets in the segregated portfolio company (“SPC”) which acts as an investment vehicle in order to effect certain investments consistent with the Portfolio’s investment objectives and policies.

A summary of the James Alpha Global Enhanced Real Return Portfolio’s investments in the SPC is as follows:

	Inception Date of SPC	SPC Net Assets at November 30, 2013	% of Fund Total Assets at November 30, 2013
James Alpha Cayman Commodity Fund I Ltd.	August 5, 2011	$ 564,162	1.6%

Certain Portfolios may enter into futures contracts.  The Portfolios are subject to equity price risk in the normal course of pursuing their investment objective.  To manage equity price risk, the Portfolios may enter into futures contracts.  Upon entering into a futures contract with a broker, the Portfolios are required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Periodically, the Portfolios receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Portfolios recognize a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  Futures contracts outstanding at period end are listed after the Portfolios’ portfolio of investments

Certain Portfolios may enter into options contracts.  An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time.  Certain options, including options on indices, will require cash settlement by the Portfolio if the option is exercised.

Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily.  When a purchase option expires, the Portfolio will realize a loss in the amount of the premium paid.  When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option.  When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.  When the Portfolio exercises a call option, the cost of the security, which the Portfolio purchases upon exercise, will be increased by the premium originally paid.

Certain Portfolios may write covered call options.  This means that the Portfolio will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Portfolio holds a covered call position.

When a Portfolio writes a call option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily.  When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received.  When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated.  When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Portfolio’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Portfolios may enter into options for hedging purposes.  The risk associated with purchasing options is limited to the premium originally paid.  The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

Certain Portfolios may enter into foreign currency exchange contracts.  Because various Portfolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures.  Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

Swap Agreements – Certain portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives.   The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments.   The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations.   The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.   Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities.   The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

At November 30, 2013 the James Alpha Global Enhanced Real Return Portfolio's had the following open currency exchange contracts:

Settlement Date	Foreign Currency Units to Receive/Deliver		In Exchange For		US Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy
12/18/2013	1,000,000	AUD	946,260	USD	$ 912,152	$ (34,108)
12/18/2013	3,050,000	GBP	4,901,370	USD	4,994,187	92,817
12/18/2013	3,000,000	CAD	2,869,011	USD	2,831,483	(37,528)
12/18/2013	500,000	EUR	618,160	CHF	680,561	12,861
12/18/2013	1,000,000	EUR	1,352,420	USD	1,361,122	8,702
12/18/2013	4,000,000	SGD	3,209,449	USD	3,189,809	(19,640)
12/31/2013	1,000,000	AUD	912,970	USD	911,365	(1,605)
3/19/2014	1,000,000	EUR	849,430	GBP	1,361,330	9,730
3/19/2014	99,000,000	JPY	1,003,409	USD	967,822	(35,587)

To Sell:
12/18/2013	618,160	CHF	500,000	EUR	684,066	(16,002)
12/18/2013	1,000,000	AUD	927,035	USD	912,152	14,883
12/18/2013	3,050,000	GBP	4,837,980	USD	4,994,187	(156,207)
12/18/2013	3,000,000	CAD	2,868,872	USD	2,831,483	37,389
12/18/2013	3,250,000	EUR	4,326,095	USD	4,423,647	(97,552)
12/18/2013	74,000,000	JPY	779,903	USD	723,054	56,849
12/18/2013	4,000,000	SGD	3,156,043	USD	3,189,809	(33,766)
12/18/2013	1,000,000	EUR	1,352,708	USD	1,361,122	(8,414)
12/31/2013	1,000,000	AUD	955,550	USD	911,365	44,185
2/12/2014	1,100,000,000	KRW	1,027,365	USD	1,035,275	(7,910)
3/19/2014	849,430	GBP	1,000,000	EUR	1,389,871	(36,389)
3/19/2014	1,000,000	GBP	1,587,920	USD	1,636,239	(48,319)
3/19/2014	1,000,000	CAD	947,328	USD	941,682	5,646
3/19/2014	99,000,000	JPY	993,069	USD	967,822	25,247
					Total	$ (224,718)

The following is a summary of the unrealized appreciation/depreciation of derivative instruments utilized by the James Alpha Global Enhanced Real Return Portfolio as of November 30, 2013 categorized by risk exposure.

Unrealized appreciation/(depreciation) on derivatives recognized in the consolidated Portfolio of Investments
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate contracts	Total Value at November 30, 2013
Futures	$ (82,831)	$ -	$ (47,805)	$ (41,676)	$ (172,312)
Swap Contracts	-	-	-	(72,649)	$ (72,649)
Purchased Options	(35,768)	-	-	-	$ (35,768)
Forward Contracts	-	(224,718)	-	-	$ (224,718)
	$ (118,599)	$ (224,718)	$ (47,805)	$ (114,325)	$ (505,447)

The amounts of derivative instruments disclosed, on the Consolidated Portfolio of Investments at November 30, 2013 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By (Signature and Title)

       /s/Bruce E. Ventimiglia, President and Chief Executive Officer

Date

1/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

       /s/ Bruce E Ventimiglia, President and Chief Executive Officer

Date

1/29/14

By (Signature and Title)

       /s/Jonathan W. Ventimiglia, Treasurer and Chief Financial Officer

Date

1/29/14